Parametric
Commodity Strategy Fund
September 30, 2023
Consolidated Portfolio of Investments (Unaudited)

Exchange-Traded Funds — 4.1%
Security	Shares	Value
Equity Funds — 4.1%
SPDR Gold MiniShares Trust(1)	1,577,000	$ 57,812,820
Total Exchange-Traded Funds (identified cost $54,345,418)		$ 57,812,820

Short-Term Investments — 96.5%
Affiliated Fund — 5.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	82,876,333	$ 82,876,333
Total Affiliated Fund (identified cost $82,876,333)		$ 82,876,333

U.S. Treasury Obligations — 90.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 10/12/23	$13,750	$ 13,729,862
0.00%, 11/2/23(3)	50,000	49,772,452
0.00%, 11/21/23	50,000	49,631,250
0.00%, 12/5/23	18,000	17,830,032
0.00%, 1/2/24	13,750	13,563,975
0.00%, 1/4/24	18,000	17,750,900
0.00%, 1/11/24(3)	103,000	101,469,170
0.00%, 1/18/24(3)	60,000	59,046,000
0.00%, 1/25/24(3)	180,000	176,948,189
0.00%, 2/15/24	13,750	13,474,889
0.00%, 2/29/24	13,750	13,446,139
0.00%, 3/21/24(3)	58,750	57,266,504
0.00%, 5/16/24(3)	70,000	67,679,067
0.00%, 6/13/24	63,750	61,387,425
0.00%, 7/11/24	18,000	17,263,599
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill: (continued)
0.00%, 8/8/24	$81,750	$ 78,079,962
U.S. Treasury Inflation-Protected Note:(4)
0.125%, 7/15/24	128,733	125,752,361
0.50%, 4/15/24	139,378	136,934,897
0.625%, 1/15/24	32,751	32,438,053
U.S. Treasury Note:
0.125%, 1/15/24	36,000	35,461,902
0.125%, 2/15/24	36,000	35,303,139
0.25%, 3/15/24	10,000	9,772,091
0.375%, 8/15/24	13,750	13,155,439
0.50%, 11/30/23	50,000	49,604,041
1.25%, 8/31/24	13,750	13,233,887
3.00%, 7/31/24	13,750	13,470,707
Total U.S. Treasury Obligations (identified cost $1,274,968,146)		$1,273,465,932
Total Short-Term Investments (identified cost $1,357,844,479)		$1,356,342,265
Total Investments — 100.6% (identified cost $1,412,189,897)		$1,414,155,085
Other Assets, Less Liabilities — (0.6)%		$ (8,626,033)
Net Assets — 100.0%		$1,405,529,052
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
(3)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	294	Long	11/30/23	$ 26,565,840	$ 467,392
Cocoa	724	Long	12/13/23	24,746,320	680,796
Coffee	880	Long	12/18/23	48,229,500	(4,408,313)

Parametric
Commodity Strategy Fund
September 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
Copper	533	Long	12/27/23	$ 49,802,187	$ (528,905)
Corn	2,152	Long	12/14/23	51,298,300	(2,301,325)
Cotton No. 2	598	Long	12/6/23	26,057,850	1,999,429
Feeder Cattle	102	Long	1/25/24	13,160,550	(23,202)
Gold	220	Long	12/27/23	41,054,200	(3,299,120)
Kansas Wheat	348	Long	12/14/23	11,549,250	(2,660,985)
Lean Hogs	876	Long	12/14/23	25,149,960	(1,110,466)
Live Cattle	691	Long	12/29/23	51,942,470	438,675
LME Copper	243	Long	10/16/23	50,051,925	(470,969)
LME Copper	248	Long	11/13/23	51,205,800	(2,104,900)
LME Copper	247	Long	12/18/23	51,067,250	(481,019)
LME Lead	489	Long	10/16/23	26,717,738	1,638,175
LME Lead	493	Long	11/13/23	26,720,600	299,269
LME Lead	468	Long	12/18/23	25,400,701	(682,988)
LME Nickel	394	Long	10/16/23	43,726,908	(6,005,796)
LME Nickel	409	Long	11/13/23	45,597,774	(7,173,366)
LME Nickel	417	Long	12/18/23	46,689,822	(4,812,822)
LME Primary Aluminum	1,877	Long	10/16/23	109,757,576	9,230,763
LME Primary Aluminum	1,906	Long	11/13/23	111,810,725	5,122,375
LME Primary Aluminum	1,898	Long	12/18/23	111,626,125	7,208,888
LME Tin	90	Long	10/16/23	10,675,800	(2,110,040)
LME Tin	96	Long	11/13/23	11,430,720	(1,931,760)
LME Tin	100	Long	12/18/23	11,959,500	(1,137,750)
LME Zinc	851	Long	10/16/23	56,288,332	6,010,094
LME Zinc	854	Long	11/13/23	56,561,488	3,241,544
LME Zinc	845	Long	12/18/23	56,039,344	3,770,600
Low Sulphur Gasoil	587	Long	12/12/23	54,400,225	3,833,168
Natural Gas	2,602	Long	12/27/23	92,761,300	(44,054,373)
NY Harbor ULSD	410	Long	11/30/23	54,377,316	2,308,647
Palladium	211	Long	12/27/23	26,501,600	(316,275)
Platinum	560	Long	1/29/24	25,645,200	(106,768)
RBOB Gasoline	1,003	Long	11/30/23	98,979,250	(5,235,635)
Robusta Coffee	526	Long	11/24/23	12,950,120	(211,155)
Silver	894	Long	12/27/23	100,351,500	(4,222,254)
Soybean Meal	659	Long	1/12/24	25,002,460	(1,041,969)
Soybean Oil	1,475	Long	1/12/24	48,869,700	(5,040,326)
Soybeans	762	Long	1/12/24	49,320,450	(3,284,148)
Sugar No. 11	838	Long	2/29/24	24,853,069	2,320,953
Wheat	864	Long	12/14/23	23,392,800	(5,157,781)
White Sugar	362	Long	11/15/23	12,776,790	(200,170)
WTI Crude Oil	305	Long	11/20/23	27,084,000	970,103
LME Copper	(243)	Short	10/16/23	(50,051,925)	2,122,194
LME Copper	(248)	Short	11/13/23	(51,205,800)	504,525

Parametric
Commodity Strategy Fund
September 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
LME Lead	(489)	Short	10/16/23	$ (26,717,738)	$ (503,900)
LME Lead	(493)	Short	11/13/23	(26,720,600)	736,525
LME Nickel	(394)	Short	10/16/23	(43,726,908)	6,915,882
LME Nickel	(409)	Short	11/13/23	(45,597,774)	4,714,476
LME Primary Aluminum	(1,877)	Short	10/16/23	(109,757,575)	(5,381,906)
LME Primary Aluminum	(1,906)	Short	11/13/23	(111,810,725)	(7,675,595)
LME Tin	(90)	Short	10/16/23	(10,675,800)	1,867,050
LME Tin	(96)	Short	11/13/23	(11,430,720)	1,119,360
LME Zinc	(851)	Short	10/16/23	(56,288,331)	(3,194,150)
LME Zinc	(854)	Short	11/13/23	(56,561,488)	(3,805,638)
LME Zinc	(37)	Short	12/18/23	(2,453,794)	(127,974)
					$(63,282,860)
Abbreviations:
LME	– London Metal Exchange
RBOB	– Reformulated Blendstock for Oxygenate Blending
ULSD	– Ultra-Low Sulfur Diesel
WTI	– West Texas Intermediate
Basis for Consolidation
The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2023 were $282,329,366 or 20.1% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts and commodity exchange-traded funds that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.
At September 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Parametric
Commodity Strategy Fund
September 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $82,876,333, which represents 5.9% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$127,956,732	$2,630,321,801	$(2,675,402,200)	$ —	$ —	$82,876,333	$3,641,806	82,876,333
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 57,812,820	$ —	$ —	$ 57,812,820
Short-Term Investments:
Affiliated Fund	82,876,333	—	—	82,876,333
U.S. Treasury Obligations	—	1,273,465,932	—	1,273,465,932
Total Investments	$ 140,689,153	$1,273,465,932	$ —	$1,414,155,085
Futures Contracts	$ 67,520,883	$ —	$ —	$ 67,520,883
Total	$ 208,210,036	$1,273,465,932	$ —	$1,481,675,968
Liability Description
Futures Contracts	$(130,803,743)	$ —	$ —	$ (130,803,743)
Total	$(130,803,743)	$ —	$ —	$ (130,803,743)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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